INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Taxes
NOTE E - INCOME TAXES

At December 31, 2013, the Company had net operating loss carryforwards (NOLs) totaling approximately $25,239,000 expiring through 2029, with a future tax benefit of approximately $8,581,000. At December 31, 2013 and 2012, $5,659,000 and $6,194,000, respectively, was recorded as a deferred tax asset on the Company’s balance sheet. During the year ended December 31, 2013, as a result of income (before taxes) for the year of $1,561,000, $545,000 was recorded as income tax expense and the deferred tax asset was reduced by $535,000 to $5,659,000. To the extent that the Company earns income in the future, the Company will report income tax expense and such expense attributable to federal income taxes will reduce the recorded income tax asset reflected on the balance sheet. Management will continue to evaluate the recoverability of the NOL and adjust the deferred tax asset appropriately. Utilization of NOL credit carryforwards can be subject to a substantial annual limitation due to ownership change limitations that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended, as well as similar state provisions.

The principal components of the net deferred tax assets are as follows:

	Year Ended
	December 31,
	2013	2012

Deferred tax assets:
Net operating loss carryforwards	$8,581,000	$8,840,000
Options and warrants not yet deducted, for tax purposes	1,149,000	420,000
	9,730,000	9,250,000

Valuation allowance	(4,071,000)	(3,066,000)

Net deferred tax assets	$5,659,000	$6,194,000

The reconciliation between the taxes as shown and the amount that would be computed by applying the statutory federal income tax rate to the income before income taxes is as follows:

	Year Ended
	December 31,
	2013	2012

Income tax - statutory rate	34.0%	34.0%
State and local, net	1.0%	0.0%
Valuation allowance on deferred tax assets	0.0%	(12.0)%
	35.0%	22.0%

While only the tax returns for the four years ended December 31, 2013 are open for examination for taxes payable for those years, tax authorities could challenge returns for earlier years to the extent that they generated loss carry forwards that are available for those or future years.